Joint Ventures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Investments accounted for using equity method		$ 109,435	$ 111,549	$ 152,630
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	0	(206)	(27)
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Statement [Line Items]
Investments accounted for using equity method		1,992	1,992	11,444
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(632)	(650)	(535)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(631)	(650)	(535)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Coromandel SQM India [Member]
Statement [Line Items]
Investments accounted for using equity method		1,568	1,729	1,633
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(98)	174	165
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(136)	15	165
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(38)	(159)	0
SQM Vitas Fzco. [Member]
Statement [Line Items]
Investments accounted for using equity method		9,111	20,202	19,478
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,797	1,781	1,502
Share of total comprehensive income of associates and joint ventures accounted for using equity method		2,234	878	1,497
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		437	(903)	(5)
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Investments accounted for using equity method		3,464	3,168	2,980
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		296	188	361
Share of total comprehensive income of associates and joint ventures accounted for using equity method		296	188	361
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	5,347	5,915	11,003
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[2]	564	1,439	1,753
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[2]	338	647	826
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	(225)	(792)	(51)
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	1,955	2,671	5,961
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[2]	211	(275)	(216)
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[2]	872	(387)	(108)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	661	(112)	0
SQM Vitas Plantacote B.V [Member]
Statement [Line Items]
Investments accounted for using equity method	[3]	0	0	669
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[3]	0	0	(1)
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[3]	0	0	(1)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[3]	0	0	0
Minera Exar S.A. [Member]
Statement [Line Items]
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[1]	0	(206)	(27)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1]	0	0	0
SQM Vitas Holland [Member]
Statement [Line Items]
Investments accounted for using equity method		1,304	1,345	1,429
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(15)	(14)	(18)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(42)	(84)	(18)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(27)	(70)	0
Joint ventures [member]
Statement [Line Items]
Investments accounted for using equity method		7,394	8,648	17,633
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,384	1,270	1,448
Share of total comprehensive income of associates and joint ventures accounted for using equity method		1,489	208	1,443
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		435	(1,062)	(51)
Pavoni C Spa [Member]
Statement [Line Items]
Investments accounted for using equity method		6,864	7,084	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		36	(39)	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(219)	31	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(255)	70	0
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Investments accounted for using equity method		40	53	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	36	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(13)	36	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(13)	0	0
Arpa Speciali SRL [Member]
Statement [Line Items]
Investments accounted for using equity method	[3]	92	62	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[3]	31	(44)	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[3]	30	(44)	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[3]	$ (1)	$ 0	$ 0

[1]	Minera Exar S.A. was sold in December 2018.
[2]	SQM Vitas Fzco.
[3]	Pavoni & C Spa